SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Related Party Transaction [Line Items]
Due from related parties	$ 126,300	$ 108,387
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 126,300	$ 108,387